Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location.

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2013	$6,685	$150	$6,835
2012	7,320	151	7,471
2011	7,714	202	7,916

Long-lived assets:
2013	$18,776	$1,137	$19,913
2012	16,637	870	17,507
2011	11,866	583	12,449
Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.

Reconciliation of segment revenues and segment profit (loss) [Table Text Block]
The following table reflects the reconciliation of Segment revenues and Segment profit (loss) to Total revenues and Operating income as reported in the Consolidated Statement of Comprehensive Income. It also presents other financial information related to long-lived assets.

	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2013
Segment revenues:
Service revenues
External	$335	$1,414	$1,053	$112	$—	$2,914
Internal	—	10	1	—	(11)	—
Total service revenues	335	1,424	1,054	112	(11)	2,914
Product sales
External	166	830	64	2,861	—	3,921
Internal	—	95	708	294	(1,097)	—
Total product sales	166	925	772	3,155	(1,097)	3,921
Total revenues	$501	$2,349	$1,826	$3,267	$(1,108)	$6,835
Segment profit (loss)	$(24)	$614	$741	$346		$1,677
Less:
Equity earnings (losses)	(7)	72	—	39		104
Income (loss) from investments	—	—	—	(3)		(3)
Segment operating income (loss)	$(17)	$542	$741	$310		1,576
General corporate expenses						(169)
Operating income						$1,407

Other financial information:
Depreciation and amortization	$132	$363	$236	$60	$—	$791

2012
Segment revenues:
Service revenues
External	$168	$1,371	$1,067	$108	$—	$2,714
Internal	—	12	5	—	(17)	—
Total service revenues	168	1,383	1,072	108	(17)	2,714
Product sales
External	2	709	40	4,006	—	4,757
Internal	—	363	1,089	258	(1,710)	—
Total product sales	2	1,072	1,129	4,264	(1,710)	4,757
Total revenues	$170	$2,455	$2,201	$4,372	$(1,727)	$7,471
Segment profit (loss)	$(37)	$574	$980	$390		$1,907
Less:
Equity earnings (losses)	(23)	92	—	42		111
Income (loss) from investments	—	—	—	(4)		(4)
Segment operating income (loss)	$(14)	$482	$980	$352		1,800
General corporate expenses						(190)
Operating income						$1,610

Other financial information:
Depreciation and amortization	$76	$381	$234	$43	$—	$734

	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2011
Segment revenues:
Service revenues
External	$49	$1,332	$1,053	$84	$—	$2,518
Internal	—	—	4	—	(4)	—
Total service revenues	49	1,332	1,057	84	(4)	2,518
Product sales
External	—	606	11	4,781	—	5,398
Internal	—	531	1,622	56	(2,209)	—
Total product sales	—	1,137	1,633	4,837	(2,209)	5,398
Total revenues	$49	$2,469	$2,690	$4,921	$(2,213)	$7,916
Segment profit (loss)	$23	$585	$1,181	$385		$2,174
Less:
Equity earnings (losses)	(1)	90	—	53		142
Income (loss) from investments	—	—	—	(4)		(4)
Segment operating income (loss)	$24	$495	$1,181	$336		2,036
General corporate expenses						(122)
Operating income						$1,914

Other financial information:
Depreciation and amortization	$5	$365	$236	$31	$—	$637

Total assets and investments by reporting segment [Table Text Block]
The following table reflects Total assets, Investments, and Additions to long-lived assets by reportable segment:

	Total Assets at December 31,		Investments at December 31,		Additions to Long-Lived Assets at December 31,
	2013	2012	2013	2012	2013	2012	2011
	(Millions)
Northeast G&P (1)	$6,229	$4,745	$737	$511	$1,376	$3,909	$204
Atlantic-Gulf	10,007	8,734	930	774	1,072	1,002	650
West	4,767	4,688	—	—	210	360	301
NGL & Petchem Services	3,035	2,469	520	515	746	571	314
Other corporate assets	147	409	—	—	5	16	25
Eliminations (2)	(614)	(367)	—	—	—	—	—
Total	$23,571	$20,678	$2,187	$1,800	$3,409	$5,858	$1,494

(1)	2012 Additions to long-lived assets includes the Caiman and Laser Acquisitions. (See Note 2 – Acquisitions, Goodwill, and Other Intangible Assets.)

(2)	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.